Going Concern	12 Months Ended
Dec. 31, 2023
Going Concern [Abstract]
GOING CONCERN

2. GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred recurring and significant operating losses and negative cash flows from operating activities, approximately US$138.0 million, US$178.0 million, and US$6.1 million for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023, the Company had cash and cash equivalents of US$23.2 million, a significant reduction from US$211.9 million in the prior year. The Company also reported an accumulated deficit of approximately US$564.5 million as of December 31, 2023.

In addition to the deteriorating cash position and ongoing losses, the Company remains dependent on external sources of financing, which may not be available on acceptable terms or in sufficient amounts, if at all. Furthermore, the Company is exposed to unresolved litigation and guarantee obligations that may further strain its limited financial resources. Subsequent to year-end, the discontinuation of its Rabdan-branded vehicle line, following directives from UAE authorities has further weakened the Company’s commercial prospects and operational outlook.

While management has disclosed intentions to secure additional financing and reduce expenditures, no definitive arrangements have been executed, and no viable pathway to financial stability has been demonstrated. In light of these conditions and absent the successful execution of a comprehensive restructuring or financing strategy in the near term, the Company does not appear to have the ability to meet its obligations as they become due within one year after the date the financial statements are issued. Accordingly, substantial doubt about the Company’s ability to continue as a going concern is not alleviated.

The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.